Share Capital - Disclosure of Detailed Information About Ordinary Shares Explanatory (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Disclosure of classes of share capital [line items]
Balance, beginning	$ 170,193
Balance, ending	194,465	$ 170,193
Ordinary share [Member]
Disclosure of classes of share capital [line items]
Balance, beginning	170,193	155,536
Issuance of ordinary shares, Cash collected		2,631
Issuance of ordinary shares, Shares issued in lieu of inventory payment		5,864
Issuance of ordinary shares, Convertible notes converted to equity	22,583	5,979
Issuance of ordinary shares, Conversion of debt	1,689
Issuance of ordinary shares, Warrants issued		183
Balance, ending	$ 194,465	$ 170,193